Related Party Transactions (Details)		12 Months Ended
	Jan. 01, 2018 m²	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 CNY (¥)	Jan. 17, 2024
Related Party Transactions [Line Items]
Repayments due to related parties		$ (1,727,418)	$ (2,197,555)	$ (231,722)
Due to related parties		1,235,290	1,263,993
Non-cash settlement due to related parties		6,080,971	4,051,569	3,653,418
Borrowed		$ 631,512			¥ 4,559,710
Percentage of bear interest		18.00%			18.00%
Right of use for office and warehouse (in Square Meters) | m²	3,627
Right of use for office and warehouse period	10 years
Operating lease expenses		$ 69,819	73,034	77,968
Jianping Zhou [Member]
Related Party Transactions [Line Items]
Borrowed		$ 90,024
Jun Zheng [Member]
Related Party Transactions [Line Items]
Borrowed			94,647
Percentage of bear interest		6.00%			6.00%	6.00%
Other Related Party [Member]
Related Party Transactions [Line Items]
Due from related parties		$ 2,205,254	$ 628,911	$ 3,581,746